Leases - Undiscounted future lease payments for non-cancelable operating leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Maturity of lease liabilities
2025	$ 7,535	$ 7,296
2026	7,733	7,450
2027	7,923	7,684
2028	8,143	7,923
2029		8,143
Thereafter		7,615
Total lease payments	44,494	46,111
Less: imputed interest	(8,087)	(8,740)
Total operating lease liabilities	$ 36,407	$ 37,371